PENSION PLAN - Expense Recognized in Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	$ 25	$ 23
Registered Plans
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	15	14
Interest on obligation	8	8
Expected return on plan assets	(8)	(7)
Pension plan expense	15	15
Registered Plans | Operating expenses
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	7	8
Registered Plans | General and administrative expense
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	$ 8	$ 7